Equity Incentive Plan (Table) (Details) (USD $)	0 Months Ended		12 Months Ended
	May 03, 2016	May 03, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Unvested at beginning of period			276,667	18,667	28,000
Granted			586,009	279,333	90,667
Vested			(449,842)	(21,333)	(100,000)
Cancellation of shares due to termination agreement with former CEO	9,334	9,333	(18,667)
Unvested at end of period			394,167	276,667	18,667
Weighted Average Grant Date Fair Value
Unvested at beginning of period			$ 7.46	$ 36.75	$ 36.75
Granted			$ 10.85	$ 6.43	$ 13.5
Vested			$ 8.94	$ 19.71	$ 15.67
Cancellation of shares due to termination agreement with former CEO			$ 6.2
Unvested at end of period			$ 10.86	$ 7.46	$ 36.75